UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - GLOBAL UNCONSTRAINED BOND FUND

FORM N-Q

JANUARY 31, 2018

BRANDYWINEGLOBAL - GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 49.6%
Australia - 2.2%
Australia Government Bond, Senior Bonds	2.750%	10/21/19	43,490,000	AUD	$35,554,058	(a)

Brazil - 5.2%
Federative Republic of Brazil, Notes	10.000%	1/1/27	263,400,000	BRL	84,016,859

Indonesia - 3.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,670,769
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	377,100,000,000	IDR	33,850,080
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	18,021,346

Total Indonesia					59,542,195

Malaysia - 6.6%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	129,645,000	MYR	33,473,838
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	55,850,000	MYR	14,540,845
Federation of Malaysia, Senior Bonds	3.882%	3/10/22	54,600,000	MYR	14,135,681
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	22,023,718
Federation of Malaysia, Senior Bonds	3.955%	9/15/25	31,835,000	MYR	8,143,847
Federation of Malaysia, Senior Bonds	3.900%	11/30/26	11,820,000	MYR	3,008,259
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	46,360,000	MYR	11,868,517

Total Malaysia					107,194,705

Mexico - 12.7%
United Mexican States, Senior Bonds	8.500%	5/31/29	959,830,000	MXN	54,901,136
United Mexican States, Senior Bonds	7.750%	11/23/34	377,500,000	MXN	20,327,306
United Mexican States, Senior Bonds	8.500%	11/18/38	903,000,000	MXN	52,083,791
United Mexican States, Senior Bonds	7.750%	11/13/42	1,436,500,000	MXN	76,808,090

Total Mexico					204,120,323

Peru - 2.8%
Republic of Peru, Senior Bonds	6.150%	8/12/32	131,650,000	PEN	45,620,737	(a)

Poland - 6.4%
Republic of Poland, Bonds	0.000%	4/25/19	86,805,000	PLN	25,524,780
Republic of Poland, Bonds	3.250%	7/25/19	93,185,000	PLN	28,561,618
Republic of Poland, Bonds	3.250%	7/25/25	161,600,000	PLN	48,483,381

Total Poland					102,569,779

Portugal - 3.4%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	2.875%	10/15/25	40,065,000	EUR	55,044,861	(a)

South Africa - 5.7%
Republic of South Africa, Bonds	6.500%	2/28/41	668,925,000	ZAR	40,622,530
Republic of South Africa, Bonds	8.750%	2/28/48	668,960,000	ZAR	51,992,105

Total South Africa					92,614,635

Turkey - 0.9%
Republic of Turkey, Bonds	10.600%	2/11/26	55,415,000	TRY	13,984,300

TOTAL SOVEREIGN BONDS (Cost - $825,049,505)					800,262,452

COLLATERALIZED MORTGAGE OBLIGATIONS(b) - 0.9%
Barclays Commercial Mortgage Securities Trust, 2017-DELC E (1 mo. USD LIBOR + 2.500%)	3.750%	8/15/36	7,915,000		7,922,780	(c)(d)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140% , 0.000% Floor)	0.000%	3/22/44	5,132,650	EUR	5,911,974	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,018,547)					13,834,754

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 21.6%
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 3.7%
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.900%)	2.489%	6/15/18	15,655,000	$15,689,541	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	2.704%	1/9/20	10,115,000	10,226,454	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.650%	4/13/20	32,685,000	33,016,178	(c)

Total Automobiles				58,932,173

Media - 1.9%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.095%	4/1/21	31,020,000	31,293,949	(c)(d)

TOTAL CONSUMER DISCRETIONARY				90,226,122

FINANCIALS - 16.0%
Banks - 7.3%
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.040%)	2.762%	1/15/19	24,880,000	25,082,498	(c)
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.450%	4/27/18	12,550,000	12,565,369	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.498%	1/10/20	7,990,000	8,056,937	(c)
JPMorgan Chase Bank N.A., Senior Bonds (3 mo. USD LIBOR + 0.450%)	2.092%	9/21/18	8,815,000	8,833,053	(c)
Kommunalbanken AS, Senior Bonds (3 mo. USD LIBOR + 0.330%)	1.930%	6/16/20	22,242,000	22,413,686	(c)(d)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	1.956%	5/22/20	19,275,000	19,386,947	(c)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.778%	7/26/21	21,540,000	22,064,859	(c)

Total Banks				118,403,349

Capital Markets - 6.5%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.557%	2/23/23	48,640,000	48,855,153	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.047%	4/4/19	17,265,000	17,290,126	(c)(d)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.280%)	3.025%	4/25/18	38,555,000	38,652,081	(c)

Total Capital Markets				104,797,360

Consumer Finance - 1.1%
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.610%)	1.990%	7/31/18	17,780,000	17,813,949	(c)

Insurance - 1.1%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	1.833%	9/19/19	17,475,000	17,517,406	(c)(d)

Total Financials				258,532,064

TOTAL CORPORATE BONDS & NOTES (Cost - $346,915,353)				348,758,186

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.5%
U.S. Government Obligations - 19.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	1.575%	1/31/19	146,245,000	146,533,995	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	1.505%	4/30/19	73,060,000	73,162,023	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.495%	7/31/19	94,765,000	94,905,502	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $314,162,297)				314,601,520

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,500,145,702)				1,477,456,912

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $80,333,430)	1.285%	80,333,430	$80,333,430

TOTAL INVESTMENTS - 96.6% (Cost - $1,580,479,132)			1,557,790,342
Other Assets in Excess of Liabilities - 3.4%			54,868,290

TOTAL NET ASSETS - 100.0%			$1,612,658,632

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
3-Month Euribor	1,337	12/19	$414,425,547	$414,199,511	$226,036
Euro-Bund	939	3/18	186,636,501	185,154,765	1,481,736
Euro-Oat	933	3/18	182,197,966	177,148,892	5,049,074
U.S. Treasury 10-Year Notes	957	3/18	119,520,328	116,350,266	3,170,062
United Kingdom Long Gilt Bonds	2,585	3/18	456,545,978	448,291,779	8,254,199

Net unrealized appreciation on open futures contracts					$18,181,107

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	149,881,997	JPY	17,020,000,000	Citibank N.A.	2/2/18	$(6,021,640)
JPY	2,631,000,000	USD	23,400,395	JPMorgan Chase & Co.	2/2/18	699,632
JPY	8,580,000,000	USD	76,269,921	JPMorgan Chase & Co.	2/2/18	2,323,099
JPY	3,620,000,000	USD	32,741,958	JPMorgan Chase & Co.	2/2/18	417,335
JPY	2,189,000,000	USD	20,182,556	JPMorgan Chase & Co.	2/2/18	(131,260)
CAD	65,760,000	USD	51,065,812	Goldman Sachs Group Inc.	2/6/18	2,400,707
USD	22,843,725	CAD	29,380,000	Goldman Sachs Group Inc.	2/6/18	(1,043,841)
USD	25,205,309	CAD	32,380,000	Goldman Sachs Group Inc.	2/6/18	(1,121,423)
USD	3,125,664	CAD	4,000,000	National Australia Bank Ltd.	2/6/18	(126,557)
EUR	12,290,000	USD	14,567,239	HSBC Bank USA, N.A.	2/9/18	698,167
USD	375,597,426	EUR	322,760,000	JPMorgan Chase & Co.	2/9/18	(25,302,674)
NOK	275,200,000	USD	33,959,587	HSBC Bank USA, N.A.	2/15/18	1,753,435
NOK	96,900,000	USD	11,934,085	HSBC Bank USA, N.A.	2/15/18	640,739
TWD	853,300,000	USD	29,003,980	JPMorgan Chase & Co.	2/23/18	299,374
USD	146,546,587	TWD	4,377,200,000	JPMorgan Chase & Co.	2/23/18	(3,771,756)
NZD	45,960,000	USD	31,746,410	Citibank N.A.	2/28/18	2,112,697
NZD	33,410,000	USD	23,129,743	Goldman Sachs Group Inc.	2/28/18	1,483,677
NZD	34,470,000	USD	24,072,676	Goldman Sachs Group Inc.	2/28/18	1,321,655
SEK	478,300,000	USD	57,082,503	HSBC Bank USA, N.A.	3/9/18	3,758,057
GBP	76,980,000	USD	103,293,304	Citibank N.A.	3/15/18	6,179,098
INR	4,874,000,000	USD	74,767,215	Barclays Bank PLC	3/21/18	1,410,701
USD	54,338,965	ZAR	679,900,000	HSBC Bank USA, N.A.	4/11/18	(2,477,295)
TRY	168,500,000	USD	43,290,711	HSBC Bank USA, N.A.	4/13/18	634,987
PLN	127,400,000	USD	37,173,745	Morgan Stanley & Co. Inc.	4/17/18	938,863
NOK	615,500,000	USD	78,327,819	HSBC Bank USA, N.A.	4/20/18	1,711,667
SEK	630,900,000	USD	79,195,120	HSBC Bank USA, N.A.	4/23/18	1,313,154
USD	20,312,196	JPY	2,190,000,000	JPMorgan Chase & Co.	5/11/18	132,418

Total						$(9,766,984)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
TRY	— Turkish Lira
TWD	— Taiwan Dollar
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Global Unconstrained Bond Fund (formerly Legg Mason BW Absolute Return Opportunities Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$800,262,452	—	$800,262,452
Collateralized Mortgage Obligations	—	13,834,754	—	13,834,754
Corporate Bonds & Notes	—	348,758,186	—	348,758,186
U.S. Government & Agency Obligations	—	314,601,520	—	314,601,520

Total Long-Term Investments	—	1,477,456,912	—	1,477,456,912

Short-Term Investments†	$80,333,430	—	—	80,333,430

Total Investments	$80,333,430	$1,477,456,912	—	$1,557,790,342

Other Financial Instruments:
Futures Contracts	18,181,107	—	—	18,181,107
Forward Foreign Currency Contracts	—	30,229,462	—	30,229,462

Total Other Financial Instruments	$18,181,107	$30,229,462	—	$48,410,569

Total	$98,514,537	$1,507,686,374	—	$1,606,200,911

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$39,996,446	—	$39,996,446

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018